Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Deferred revenue (in Dollars)	$ 4,170,793		$ 2,707,069
Revenue recognized deferred revenue (in Dollars)	1,362,972	$ 2,419,891
Refund liability (in Dollars)	46,983		88,502
Selling expense (in Dollars)	$ 55,199	21,418
VAT rates range	13.00%
Tax benefit percentage	50.00%
Cash (in Dollars)	$ 121,726		702,120
Deposit insurance	68,902			¥ 500,000
Cash and cash equivalents (in Dollars)	137,076	$ 1,170,865	737,020
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance	64,268				$ 500,000
Cash and cash equivalents (in Dollars)	$ 9,128		$ 34,059
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	24.00%		36.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	22.00%		56.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.00%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.00%
Customer Concentration Risk [Member] | Five Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%
Supplier Concentration Risk [Member] | One Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	31.00%
Supplier Concentration Risk [Member] | One Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	52.00%		26.00%
Supplier Concentration Risk [Member] | Two Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	30.00%
Supplier Concentration Risk [Member] | Two Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	21.00%		55.00%
Supplier Concentration Risk [Member] | Three Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.00%
Supplier Concentration Risk [Member] | Three Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%		11.00%